Capital assets - Carrying Balance and Depreciation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Capital assets [Line Items]
Depreciation	$ 14,016	$ 27,389
Balance	52,563	61,723
Office space
Disclosure of Capital assets [Line Items]
Depreciation	7,242	6,899
Balance	46,949	49,340
Processing facilities
Disclosure of Capital assets [Line Items]
Depreciation	2,666	16,178
Balance	701	3,367
Oil storage facilities
Disclosure of Capital assets [Line Items]
Depreciation	2,798	2,627
Balance	1,714	4,385
Vehicles and equipment
Disclosure of Capital assets [Line Items]
Depreciation	1,310	1,685
Balance	$ 3,199	$ 4,631